Trade Accounts and Notes Receivable - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Present value of minimum lease payment	₩ 126	₩ 41,887
Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease payments	126	41,894
Unrealized interest income	0	(7)
Present value of minimum lease payment	126	41,887
Less than 1 year [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	₩ 126	41,847
1 year - 3 years [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment		₩ 47